Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended	132 Months Ended
	Apr. 30, 2025	Apr. 30, 2015	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025
Columbia Short Duration Municipal Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Accumulated Value		$ 9,896	$ 9,969	$ 9,994	$ 10,010	$ 10,249	$ 10,314	$ 10,623	$ 10,231	$ 10,402	$ 10,633	$ 10,958
Columbia Short Duration Municipal Bond Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Accumulated Value		10,000	10,099	10,150	10,191	10,461	10,553	10,896	10,521	10,723	10,989	11,353
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Accumulated Value		10,000	10,110	10,171	10,228	10,503	10,591	10,950	10,577	10,786	11,048	11,420
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Accumulated Value		10,000	10,099	10,152	10,194	10,484	10,576	10,940	10,573	10,787	11,065	11,429
Columbia Short Duration Municipal Bond Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Accumulated Value		10,000	10,099	10,150	10,191	10,461	10,553	10,896	10,521	10,723	10,989	11,352
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Accumulated Value		10,000	10,529	10,545	10,709	11,368	11,614	12,513	11,527	11,858	12,105	12,306
Bloomberg 1-5 Year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year Municipal Bond Index
Accumulated Value		$ 10,000	$ 10,180	$ 10,245	$ 10,238	$ 10,576	$ 10,786	$ 11,156	$ 10,687	$ 10,909	$ 11,135	$ 11,500